Related Party Disclosures (Details) CLF in Millions	12 Months Ended
Dec. 31, 2025 CLF
Related Party Disclosures [Line Items]
Participation exceeds, percentage	5.00%
Reaches or exceeds percentage	5.00%
Total for all related parties [member]
Related Party Disclosures [Line Items]
Services expenses (in Unidad de Fomento)	CLF 2,000